Investment in non-consolidated affiliates (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Investment In Non-consolidated Affiliates 1	40.00%	40.00%
Investment In Non-consolidated Affiliates 2		1,131,000
Investment In Non-consolidated Affiliates 3		2,000,000
Investment In Non-consolidated Affiliates 4		6,704,000
Investment In Non-consolidated Affiliates 5	1,076,000
Investment In Non-consolidated Affiliates 6	30.00%	30.00%
Investment In Non-consolidated Affiliates 7	70.00%	70.00%
Investment In Non-consolidated Affiliates 8		337,000
Investment In Non-consolidated Affiliates 9		1,041,000
Investment In Non-consolidated Affiliates 10		794,000
Investment In Non-consolidated Affiliates 11		796,000
Investment In Non-consolidated Affiliates 12	0	0
Investment In Non-consolidated Affiliates 13		914,000
Investment In Non-consolidated Affiliates 14	147,000
Investment In Non-consolidated Affiliates 15		1,569,000
Investment In Non-consolidated Affiliates 16	$ 252,000